INCOME TAX CREDIT (Schedule of Statutory Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax credit [Abstract]
Irish corporation tax		(12.50%)	(12.50%)	(12.50%)
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised	[1]	49.63%	24.13%	13.21%
Effect of tax rates on overseas earnings		(0.22%)	(9.92%)	(3.05%)
Effect of Irish income taxable at higher tax rate		98.68%	5.92%	0.04%
Adjustments in respect of prior years		(0.01%)	(10.66%)	(0.17%)
R&D tax credits		(79.22%)	(11.00%)	(2.69%)
Other items	[2]	(105.06%)	4.68%	1.80%
Effective tax rate		(23.70%)	(9.35%)	(3.36%)

[1]	No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.
[2]	Other items comprise items not chargeable to tax/expenses not deductible for tax purposes. In 2021, this mainly comprises the income from the Paycheck Protection Program loans which is not chargeable for tax purposes.